Revenue - Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [abstract]
Balance at start of the period	$ 1,517	$ 1,760
Recognized revenue from prior years' invoicing	(1,143)	(1,760)
Amounts invoiced to be recognized over time	1,373	4,149
Recognized revenue from current year invoicing	(326)	(2,703)
Foreign exchange impact	(112)	71
Balance at end of the period	$ 1,309	$ 1,517